Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Equity securities with readily determinable fair values	¥ 14,894	¥ 140,985
Recurring
Assets
Short-term investments	6,164,061	6,082,161
Equity securities with readily determinable fair values	14,894	140,985
Total assets	6,178,955	6,223,146
Recurring | Level 1
Assets
Equity securities with readily determinable fair values	14,894	140,985
Total assets	14,894	140,985
Recurring | Level 2
Assets
Short-term investments	6,164,061	6,082,161
Total assets	¥ 6,164,061	¥ 6,082,161